Intangible Assets - Schedule of Future Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Future Amortization Expense [Abstract]
2025	$ 3,376
2026	3,376
2027	1,766
2028	1,643
2029	1,643
Thereafter	7,514
Total	$ 19,318	$ 23,907